Future Minimum Contractual revenue - Operating lease, Payments to be received (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Leases [Abstract]
2021	$ 115,671
2022	75,451
2023	55,123
2024	38,582
2025 and thereafter	151,734
Total	$ 436,561